Accumulated other comprehensive income (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accumulated Other Comprehensive Income (Loss) [Line Items]
Ending balance	$ 82,000,020	$ 79,859,172
Foreign Currency Translation Adjustments [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	79,859,172	51,448,320	36,655,229
Other comprehensive income	2,140,848	28,410,852	14,793,091
Ending balance	$ 82,000,020	$ 79,859,172	$ 51,448,320